Subsequent Events - Additional Information (Details) $ / shares in Units, $ in Millions	Oct. 06, 2025 USD ($) Day $ / shares shares	Feb. 12, 2025 USD ($)	Jan. 31, 2025 $ / shares shares	Apr. 30, 2025 $ / shares
Pre-Funded Warrants
Subsequent Event [Line Items]
Warrant exercise price per share				$ 0.0001
Subsequent Event
Subsequent Event [Line Items]
Variable lease payment | $		$ 1.7
Subsequent Event | Share-Based Payment Arrangement, Employee [Member]
Subsequent Event [Line Items]
Number of shares purchased grant options | shares			5,566,787
Share price			$ 6.03
Subsequent Event | Pre-Funded Warrants
Subsequent Event [Line Items]
Number of common shares issued | shares	1,402,092
Price per share	$ 9.1399
Warrant exercise price per share	$ 0.0001
Maximum beneficial ownership threshold	19.99%
Notice period to threshold | Day	61
Subsequent Event | Pre-Funded Warrants | Minimum
Subsequent Event [Line Items]
Beneficial ownership threshold	4.99%
Subsequent Event | Pre-Funded Warrants | Maximum
Subsequent Event [Line Items]
Beneficial ownership threshold	9.99%
Subsequent Event | Private Placement | Common Stock
Subsequent Event [Line Items]
Aggregate purchase price | $	$ 135.0
Net proceeds from private placement | $	$ 126.7
Number of common shares issued | shares	13,368,164
Price per share	$ 9.14